SUBSEQUENT EVENTS - Additional Information 3 (Details) R$ in Thousands			1 Months Ended	12 Months Ended
	Mar. 28, 2025 BRL (R$) Number	Jan. 22, 2025 BRL (R$)	Apr. 30, 2024	Dec. 31, 2024 BRL (R$)		Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)
Subsequent events
Dividends payable, non-cash assets distributions				R$ 96,722		R$ 549,054	R$ 892,006
Amount				66,455,426		56,904,654	52,987,216
Principal repayment of loans borrowings and debentures				12,187,560		8,054,763	R$ 15,278,378
Dividends received				R$ 1,312,706		R$ 1,161,439
Debentures issued | Rumo Malha Paulista [member] | Debentures 8Th Issue [Member]
Subsequent events
Notional amount	R$ 1,800,000
Number of series | Number	2
Debentures issued | Rumo Malha Paulista [member] | Debentures 8Th Issue One [Member]
Subsequent events
Notional amount	R$ 434,949
Interest, Index	IPCA + 7.47% p.a.
Maturity	12 years
Borrowings amortization period	2 years
Debentures issued | Rumo Malha Paulista [member] | Debentures 8Th Issue Two [Member]
Subsequent events
Notional amount	R$ 1,365,051
Interest, Index	IPCA + 7.53% p.a.
Maturity	15 years
Borrowings amortization period	3 years
Early Redemption Of Debentures Member | Debentures First Series Third Issue Member
Subsequent events
Principal repayment of loans borrowings and debentures		R$ 750,000
Vale SA [Member]
Subsequent events
Proportion of ownership interest in associate			4.15%	4.15%	[1]

[1]	In April 2024, Cosan sold 33,524,185 Vale shares, reducing its stake by 0.78%. The figure of 4.15% refers to the percentage holding, excluding treasury shares, for calculating equity equivalence and receiving dividends.